UNITED STATES
                        SECURIIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number: ________

Institutional Investment Manager Filing this Report:

Name:                      Courage Capital Management, LLC
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Address:                   4400 Harding Road
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                           Nashville, TN  37205-2290
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Form 13F File Number: 28-______
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                      Richard Patton
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                           -----------------------------------------
Title:                     Chief Manager
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Phone:                     615-298-7606
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Signature, Place and Date of Signing:

  /s/ Richard Patton           Nashville, Tennessee         February 12, 2003
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       [Signature]  [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ]           13F  NOTICE.  (Check  here if no  holdings  reported  are in this
              report,   and  all  holdings  are  reported  by  other  reporting
              manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE


Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:                   53
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Form 13F Information Table Value Total:              190,345
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                                                (thousands)


List of Other Included Managers:

NONE


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                                                                        FORM 13F INFORMATION TABLE
               COLUMN 1                    COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-----------------------------   ----------------------  --------- -------- ------------------ ---------- -------- ------------------
                                              TITLE                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER                   OF CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
            --------------                  ----------  --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
CHECKFREE HOLDINGS CORP         NOTE 6.500%  12/01/06   162816AC6   1,843  2,000,000 PRN        SOLE               X
CKE RESTAURANTS INC             NOTE 4.250%  03/15/04   12561EAB1   5,299  5,600,000 PRN        SOLE               X
ACTIVISION INC NEW              COM                     004930202   2,189    150,000  SH        SOLE               X
AMSURG CORP                     COM                     03232P405   2,043    100,000  SH        SOLE               X
AOL TIME WARNER INC             COM                     00184A105   3,930    300,000  SH        SOLE               X
APPLE COMPUTER INC              COM                     037833100   9,959    695,000  SH        SOLE               X
AUTODESK INC                    COM                     052769106   1,430    100,000  SH        SOLE               X
CARMAX INC                      COM                     143130102   1,291     72,192  SH        SOLE               X
CBRL GROUP INC                  COM                     12489V106  11,567    383,900  SH        SOLE               X
CIRCUIT CITY STORES INC         COM                     172737108   1,707    230,000  SH        SOLE               X
CMS ENERGY TR                   COM SH BEN INT          125896605   3,802    221,700  SH        SOLE               X
COCA COLA CO                    COM                     191216100   1,227     28,000  SH        SOLE               X
CORRECTIONS CORP AMERICA        COM                     22025Y407   6,585    383,955  SH        SOLE               X
CORRECTIONS CORP AMERICA        CUM CONV PFD SER B 12%  22025Y308     793     31,737  SH        SOLE               X
COSTCO WHOLESALE CORP-NEW       COM                     22160K105   1,964     70,000  SH        SOLE               X
CROWN CASTLE INTL CORP          COM                     228227104      25      6,652  SH        SOLE               X
DAVE & BUSTERS INC              COM                     23833N104   2,868    331,600  SH        SOLE               X
ENTERTAINMENT PROPERTIES TRUST  COM SH BEN INT          29380T105   8,566    364,200  SH        SOLE               X
FPL GROUP INC                   COM                     302571104     120      2,000  SH        SOLE               X
HOME DEPOT INC                  COM                     437076102   7,188    300,000  SH        SOLE               X
HOSPITALITY PROPERTIES TRUST    COM SH BEN INT          44106M102     704     20,000  SH        SOLE               X
IHOP CORP NEW                   COM                     449623107   1,200     50,000  SH        SOLE               X
KROGER CO                       COM                     501044101     618     40,000  SH        SOLE               X
LABORATORY CORP AMER HLDGS      COM                     50540R409   6,101    262,500  SH        SOLE               X
MICROMUSE INC                   COM                     595094103      38     10,000  SH        SOLE               X
NISOURCE INC                    COM                     65473P105     700     35,000  SH        SOLE               X
OFFICE DEPOT INC                COM                     676220106   3,247    220,000  SH        SOLE               X
PHILIP MORRIS COMPANIES INC     COM                     718154107     113      2,800  SH        SOLE               X
PRIME GROUP REALTY TRUST-SBI    COM SH BEN INT          74158J103     457     99,100  SH        SOLE               X
REGIS CORP-MINN                 COM                     758932107   7,696    296,100  SH        SOLE               X
RENAL CARE GROUP INC            COM                     759930100   1,946     61,500  SH        SOLE               X
RETEK INC                       COM                     76128Q109   1,360    500,000  SH        SOLE               X
SAFEWAY INC                     COM                     786514208     117      5,000  SH        SOLE               X
SONIC CORP                      COM                     835451105   2,351    114,750  SH        SOLE               X
SUNGARD DATA SYSTEMS INC        COM                     867363103   1,355     57,500  SH        SOLE               X
TARGET CORP                     COM                     87612E106   9,450    315,000  SH        SOLE               X
TENET HEALTHCARE CORP           COM                     88033G100  13,801    841,500  SH        SOLE               X
TYCO INTERNATIONAL LTD          COM                     902124106   5,124    300,000  SH        SOLE               X
WELLS FARGO                     COM                     949746101   2,109     45,000  SH        SOLE               X
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